PPP NOTE AND CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Forgiveness of PPP note			$ 61
Proceeds from convertible notes	$ 350				$ 0	$ 350
Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Note interest rate	7.00%		7.00%
Proceeds from convertible notes	$ 350		$ 350
Convertible notes, converted, shares issued (in shares)		54,906	54,906
Paycheck Protection Program, CARES Act
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 61
Note interest rate				1.00%
Note maturity				2 years
Note, payment period				1 year 6 months